MERCATOR INTERNATIONAL OPPORTUNITY FUND

a series of Collaborative Investment Series Trust

Institutional Class Shares	MOPPX

Supplement dated July 3, 2018

to the Prospectus and Statement of Additional Information (“SAI”) dated February 7, 2018

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Sub-Adviser

The Fund’s adviser, Belpointe Asset Management, LLC (the “Adviser”) has decided to delay its engagement of Mercator Investment Management, LLC as a subadviser to the Fund. The Adviser expects that Mercator Investment Management, LLC will begin serving as a subadviser to the Fund on or about August 3, 2018.

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This Supplement, the Fund’s Prospectus and SAI dated February 7, 2018, provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-800-869-1679.